Shareholder Fees - VIPAssetManagerGrowthPortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPAssetManagerGrowthPortfolio-InvestorPRO | VIP Asset Manager Growth Portfolio
Shareholder Fees:
(fees paid directly from your investment)